Debt - Outstanding Senior Debt (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 24, 2020
Debt Instrument [Line Items]
Debt	$ 33,954	$ 33,876	$ 33,564
Paycheck Protection Program
Debt Instrument [Line Items]
Debt				$ 2,700
Senior Unsecured Notes
Debt Instrument [Line Items]
Debt	24,251	24,186	23,926
Subordinated notes
Debt Instrument [Line Items]
Debt	$ 9,703	$ 9,690	$ 9,638